GENERAL (Details)	1 Months Ended
	Jan. 31, 2024 vessel	Dec. 31, 2023 carrier	Dec. 31, 2023 tanker	Dec. 31, 2023 vessel	Dec. 31, 2023 drillingRig
Off Shore Assets And Charters [Line Items]
Number of Suezmax crude oil carriers owned		7
Number of oil product tankers contracted to be acquired | tanker			6
Number of drybulk carriers		15
Number of Supramax drybulk carriers owned		5
Number of Kamsarmax drybulk carriers owned		2
Number of capesize drybulk carriers owned		8
Number of container vessels owned | vessel				32
Number of vessels accounted for under finance leases | vessel				7
Number of car carriers		5
Number of jack-up drilling rigs owned | drillingRig					1
Number of ultra deepwater drilling units owned | drillingRig					1
Number of leased-in container vessels | vessel				4
Subsequent Event
Off Shore Assets And Charters [Line Items]
Number of vessels delivered from shipyard | vessel	1
Newbuilding dual-fuel car carriers using liquefied natural gas
Off Shore Assets And Charters [Line Items]
Number of dual-fuel car carriers		2		2